Related Party Transactions and Balances	3 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

12. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions for the three months ended March 31, 2026 and 2025, or recorded balances as of March 31, 2026 and December 31, 2025.

Name	Relationship with the Company
Fuji Solar Co., Ltd. (“Fuji Solar”)	Controlled by the controlling shareholder of the Company
VSUN	Controlled by Fuji Solar
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”)	Wholly owned by VSUN
VSun Solar USA Inc. (“VSun USA”)	Wholly owned by VSUN
VSun China Co., Ltd. (“VSun China”)	Wholly owned by VSUN
Vietnam Sunergy Europe GmbH (“VSun GmbH”)	Wholly owned by VSUN

2) Transactions with related parties

	For the Three Months Ended March 31,
	2026	2025
Sales and service revenue from related parties
VSUN	$17,428,858	$5,709,522
VSun USA	14,267,834	1,847,442
VSun Bac Ninh	4,261,022	2,065,046
VSun China	—	899,140
Total	$35,957,714	$10,521,150
Purchase of machinery from related parties
VSun China	$2,638,953	$—
Total	$2,638,953	$—
Prepayments of raw materials to related parties (a)
VSUN	$—	$6,290,050
VSun China	—	107,720
Total	$—	$6,397,770
Borrowings from related parties
VSun USA (c)	$—	$12,000,000
Total	$—	$12,000,000
Repayment of borrowings to a related party
VSun USA (c)	$11,000,000	$—
Total	$11,000,000	$—
Accrual of interest expenses on borrowings from related parties
VSUN (b)	$240,444	$247,587
VSun USA (c)	275,322	125,146
Total	$515,766	$372,733
Repayment of interest expenses on borrowings from a related party
VSun USA (c)	$672,100	$—
Total	$672,100	$—

(a)	For the three months ended March 31, 2025, the Company made prepayments of $6,290,050 to VSUN and $107,720 to VSun China, respectively, for raw materials. All of the prepayments were delivered to the Company in the year of 2025. For the three months ended March 31, 2026, the Company did not make prepayments to VSun China for raw materials.
(b)	For the three months ended March 31, 2026 and 2025, the Company did not borrow loans from or repaid loans to VSUN.

For the three months ended March 31, 2026 and 2025, the Company accrued interest expenses of $240,444 and $247,587 on the borrowings brought forward from the year 2024, respectively. For the three months ended March 31, 2026 and 2025, the Company did not make payments of interest expenses to VSUN.

(c)	For the three months ended March 31, 2025, the Company borrowed a loan of $12.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan was matured through March 2026. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing. For the three months ended March 31, 2026, the Company repaid borrowings of $11,000,000 to VSUN USA.

For the three months ended March 31, 2026 and 2025, the Company accrued interest expenses of $275,322 and $125,146, respectively. For the three months ended March 31, 2026 and 2025, the Company paid interest expenses of $672,100 and $nil, respectively.

3) Balances with related parties

Accounts receivable – related parties

Related party	Nature of balance	March 31, 2026	December 31, 2025
VSun USA	Sales to the related party	$2,678,368	$486,378
VSun China	Sales to the related party	—	8,317
Total		$2,678,368	$494,695

Prepayments — a related party

Related party	Nature of balance	March 31, 2026	December 31, 2025
VSUN	Prepayments for raw materials	$72,264	$72,264
Total		$72,264	$72,264

Accounts payable – related parties

Related party	Nature of balance	March 31, 2026	December 31, 2025
VSun China	Purchase of raw materials	$—	$3,269,212
VSun Bac Ninh	Purchase of equipment	2,640,420	—
Total		$2,640,420	$3,269,212

Contract liabilities — related parties

Related party	Nature of balance	March 31, 2026	December 31, 2025
VSUN	Advance for solar cells	$69,521,039	$78,856,795
VSun USA	Advance for solar modules	15,153,340	1,491,508
VSun Bac Ninh	Advance for solar cells	30,241	—
Total		$84,704,620	$80,348,303

Due to related parties

Related party	Nature of balance	March 31, 2026	December 31, 2025
VSUN	Borrowings	$48,462,185	$48,530,388
VSUN	Interest payable	2,625,567	2,390,023
VSUN	Payment of other operating expenses on behalf of the Company	10,084	10,098
VSun USA	Borrowings	—	11,000,000
VSun USA	Interest payable	—	396,778
Others	Payment of other operating expenses on behalf of the Company	1,000	1,000
Total		$51,098,926	$62,328,287